Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.17	7.29		19.89
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balances at December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069
Additions	697	558	415,147	7,490,762	28,904	7,936,068
Acquisition of subsidiaries	1,699,588	775	413		1,992	1,702,768
Write-offs	(10,724)	(7,455)	(118,499)		(9,324)	(146,002)
Depreciation		(366,398)	(3,214,550)		(222,993)	(3,803,941)
Transfers and other	226,598	3,988,619	16,660,035	(21,465,336)	598,162	8,078
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	3,211	7	100,643	1,121,983	6,056	1,231,900
Write-offs		(799)	(12,247)		(2,502)	(15,548)
Depreciation		(104,786)	(1,020,232)		(72,330)	(1,197,348)
Transfers and other	1,351	434,293	674,587	(1,171,314)	61,695	612
Accumulated cost	16,779,910	14,249,711	63,547,914	3,461,204	1,860,354	99,899,093
Accumulated depreciation		(4,398,403)	(29,524,665)		(970,369)	(34,893,437)
Balances at March 31, 2025	16,779,910	9,851,308	34,023,249	3,461,204	889,985	65,005,656
(1)Includes vehicles, furniture and utensils and computer equipment.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	3/31/2025	12/31/2024
Land	Financial/Legal	24,427	24,427
Buildings	Financial	1,757,860	1,755,082
Machinery, equipment and facilities	Financial	20,158,141	20,442,189
Work in progress	Financial	413,767	427,998
Other	Financial	39,826	43,487
		22,394,021	22,693,183